Investments - Realized gains (losses) and changes in unrealized appreciation (depreciation) related to fixed maturity and equity security investments (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Realized gains (losses) and changes in unrealized appreciation (depreciation) related to fixed maturity and equity security investments
Realized before impairments	$ 42	$ 35	$ 46
Realized - impairments	(51)	(51)	(11)
Realized gains (losses) on securities	(9)	(16)	35
Net of tax
Realized gains (losses) and changes in unrealized appreciation (depreciation) related to fixed maturity and equity security investments
Realized before impairments	27	23	30
Realized - impairments	(33)	(33)	(7)
Realized gains (losses) on securities	(6)	(10)	23
Change in Unrealized	82	(278)	162
Total pretax
Realized gains (losses) and changes in unrealized appreciation (depreciation) related to fixed maturity and equity security investments
Realized before impairments	42	35	46
Realized - impairments	(51)	(51)	(11)
Realized gains (losses) on securities	(9)	(16)	35
Change in Unrealized	126	(427)	249
Fixed maturities
Realized gains (losses) and changes in unrealized appreciation (depreciation) related to fixed maturity and equity security investments
Realized before impairments	32	24	32
Realized - impairments	(25)	(28)	(8)
Realized gains (losses) on securities	7	(4)	24
Change in Unrealized	127	(698)	465
Equity securities
Realized gains (losses) and changes in unrealized appreciation (depreciation) related to fixed maturity and equity security investments
Realized before impairments	17	17	16
Realized - impairments	(41)	(36)	(8)
Realized gains (losses) on securities	(24)	(19)	8
Change in Unrealized	51	(49)	6
Mortgage loans and other investments
Realized gains (losses) and changes in unrealized appreciation (depreciation) related to fixed maturity and equity security investments
Realized before impairments	0	(1)	0
Realized - impairments	0	(2)	0
Realized gains (losses) on securities	0	(3)	0
Change in Unrealized	0	0	0
Other, Including DPAC and reserves on annuity and long-term care
Realized gains (losses) and changes in unrealized appreciation (depreciation) related to fixed maturity and equity security investments
Realized before impairments	(7)	(5)	(2)
Realized - impairments	15	15	5
Realized gains (losses) on securities	8	10	3
Change in Unrealized	(52)	320	(222)
Tax effects
Realized gains (losses) and changes in unrealized appreciation (depreciation) related to fixed maturity and equity security investments
Realized before impairments	(15)	(12)	(16)
Realized - impairments	18	18	4
Realized gains (losses) on securities	3	6	(12)
Change in Unrealized	$ (44)	$ 149	$ (87)